SHAREHOLDERS’ EQUITY (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Issued capital	R$ 10,240,000	R$ 10,240,000
Number of shares outstanding	1,326,093,947	1,326,093,947
Number of shares authorised	2,400,000,000
Percentage of shares	5.00%
Percentage of capital stock	20.00%
Common shares	61,430,100
Common shares without nominal value	1,326,093,947